Consolidated Statements of Changes in Deficit (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deficit, beginning of year	$ (267,227)	$ (191,169)	$ (120,855)
Net income (loss) attributable to MID	155,797	(52,704)	(42,289)
Dividends	(37,544)	(23,354)	(28,025)
Distribution under Plan of Arrangement	(696,796)
Deficit, end of year	$ (845,770)	$ (267,227)	$ (191,169)